Schedule II - Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2013
Schedule II - Valuation and Qualifying Accounts

SCHEDULE 2

Lamar Advertising Company

And Subsidiaries

Valuation and Qualifying Accounts

Years Ended December 31, 2013, 2012 and 2011

(In thousands)

	Balance at Beginning of Period	Charged to Costs and Expenses	Deductions	Balance at End of Period
Year ended December 31, 2013
Deducted in balance sheet from trade accounts receivable:
Allowance for doubtful accounts	$7,615	6,034	6,034	$7,615
Deducted in balance sheet from intangible assets:
Amortization of intangible assets	$1,794,415	106,533	922	$1,900,026
Year ended December 31, 2012
Deducted in balance sheet from trade accounts receivable:
Allowance for doubtful accounts	$7,500	5,484	5,369	$7,615
Deducted in balance sheet from intangible assets:
Amortization of intangible assets	$1,705,402	102,941	13,928	$1,794,415
Year ended December 31, 2011
Deducted in balance sheet from trade accounts receivable:
Allowance for doubtful accounts	$8,100	7,591	8,191	$7,500
Deducted in balance sheet from intangible assets:
Amortization of intangible assets	$1,602,723	102,679	—	$1,705,402

LAMAR MEDIA CORP [Member]
Schedule II - Valuation and Qualifying Accounts

SCHEDULE 2

Lamar Media Corp.

and Subsidiaries

Valuation and Qualifying Accounts

Years Ended December 31, 2013, 2012 and 2011

(In thousands)

	Balance at Beginning of Period	Charged to Costs and Expenses	Deductions	Balance at end of Period
Year Ended December 31, 2013
Deducted in balance sheet from trade accounts receivable:
Allowance for doubtful accounts	$7,615	6,034	6,034	$7,615
Deducted in balance sheet from intangible assets:
Amortization of intangible assets	$1,793,476	106,533	929	$1,899,080
Year Ended December 31, 2012
Deducted in balance sheet from trade accounts receivable:
Allowance for doubtful accounts	$7,500	5,484	5,369	$7,615
Deducted in balance sheet from intangible assets:
Amortization of intangible assets	$1,704,492	102,941	13,957	$1,793,476
Year Ended December 31, 2011
Deducted in balance sheet from trade accounts receivable:
Allowance for doubtful accounts	$8,100	7,591	8,191	$7,500
Deducted in balance sheet from intangible assets:
Amortization of intangible assets	$1,601,843	102,649	—	$1,704,492